Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2022 USD ($)
2023	$ 39,958,540
2024	35,640,000
2025	13,740,000
2026	15,900,000
Total	$ 105,238,540